T. ROWE PRICE Blue Chip Growth Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.8%
COMMUNICATION SERVICES 27.0%
Entertainment 5.4%
Netflix (1) 3,279,861 2,001,830
Roku (1) 416,610 130,545
Sea, ADR (1) 7,772,183 2,477,228
Spotify Technology (1) 1,392,463 313,778
Walt Disney (1) 2,849,382 482,030
5,405,411
Interactive Media & Services 21.4%
Alphabet, Class A (1) 617,079 1,649,773
Alphabet, Class C (1) 3,256,825 8,680,448
Facebook, Class A (1) 21,884,071 7,427,235
Pinterest, Class A (1) 13,905,655 708,493
Snap, Class A (1) 28,534,560 2,107,848
Tencent Holdings (HKD)  16,491,290 984,510
21,558,307
Wireless Telecommunication Services 0.2%
T-Mobile U.S. (1) 1,744,439 222,870
222,870
Total Communication Services 27,186,588
CONSUMER DISCRETIONARY 18.0%
Hotels, Restaurants & Leisure 1.5%
Booking Holdings (1) 219,851 521,898
Chipotle Mexican Grill (1) 442,081 803,491
Starbucks  2,186,260 241,166
1,566,555
Internet & Direct Marketing Retail 12.1%
Alibaba Group Holding, ADR (1) 2,802,158 414,859
Amazon.com (1) 3,205,125 10,528,964
Coupang, Class A (1) 5,707,424 158,952
Delivery Hero (EUR) (1) 1,172,780 149,594
DoorDash, Class A (1) 4,399,194 906,146
12,158,515
Multiline Retail 0.6%
Dollar General  3,045,927 646,163
646,163
Specialty Retail 2.2%
Carvana (1)(2) 4,341,382 1,309,100
Ross Stores  6,847,892 745,393

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TJX  2,530,054 166,933
2,221,426
Textiles, Apparel & Luxury Goods 1.6%
Lululemon Athletica (1) 2,081,247 842,281
NIKE, Class B  5,275,681 766,187
1,608,468
Total Consumer Discretionary 18,201,127
FINANCIALS 2.7%
Capital Markets 2.3%
Charles Schwab  6,106,934 444,829
Goldman Sachs Group  2,748,036 1,038,840
MSCI  221,229 134,582
S&P Global  1,545,201 656,541
2,274,792
Insurance 0.4%
Chubb  1,543,577 267,780
Marsh & McLennan  1,131,461 171,337
439,117
Total Financials 2,713,909
HEALTH CARE 9.6%
Biotechnology 0.0%
Exact Sciences (1) 123,987 11,835
11,835
Health Care Equipment & Supplies 4.2%
Align Technology (1) 263,317 175,219
Danaher  3,821,098 1,163,295
DENTSPLY SIRONA  3,957,823 229,752
Intuitive Surgical (1) 1,646,989 1,637,354
Stryker  2,856,222 753,243
Teleflex  684,110 257,601
4,216,464
Health Care Providers & Services 2.7%
HCA Healthcare  3,445,288 836,240
Humana  751,919 292,609
UnitedHealth Group  4,150,752 1,621,865
2,750,714
Health Care Technology 0.3%
Veeva Systems, Class A (1) 1,136,179 327,413
327,413

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific  1,028,710 587,733
587,733
Pharmaceuticals 1.8%
AstraZeneca, ADR  3,961,431 237,923
Eli Lilly  4,360,384 1,007,467
Zoetis  2,864,405 556,096
1,801,486
Total Health Care 9,695,645
INDUSTRIALS & BUSINESS SERVICES 1.8%
Commercial Services & Supplies 0.4%
Cintas  277,513 105,638
Copart (1) 1,851,604 256,855
362,493
Industrial Conglomerates 0.7%
General Electric  3,041,231 313,338
Roper Technologies  965,399 430,693
744,031
Professional Services 0.7%
CoStar Group (1) 5,020,060 432,026
Equifax  500,101 126,736
TransUnion  1,433,358 160,980
719,742
Total Industrials & Business Services 1,826,266
INFORMATION TECHNOLOGY 39.4%
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity  1,223,760 167,924
167,924
IT Services 12.1%
Affirm Holdings (1) 4,846,552 577,370
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $104,886 (1)(3)(4) 18,696,173 100,772
Fidelity National Information Services  1,737,057 211,365
Fiserv (1) 7,274,677 789,302
Global Payments  5,217,307 822,143
Mastercard, Class A  5,584,404 1,941,586
MongoDB (1) 1,355,372 639,071
PayPal Holdings (1) 8,402,788 2,186,490
Shopify, Class A (1) 513,485 696,173
Snowflake, Class A (1) 593,115 179,376
Square, Class A (1) 3,703,140 888,161

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toast, Class A (1)(5) 421,230 21,040
Twilio, Class A (1) 543,742 173,481
Visa, Class A  13,366,066 2,977,291
12,203,621
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices (1) 9,163,918 942,967
ASML Holding  1,163,234 866,737
Marvell Technology  6,319,614 381,136
Monolithic Power Systems  687,737 333,332
NVIDIA  7,857,539 1,627,768
Taiwan Semiconductor Manufacturing, ADR  2,931,993 327,357
Texas Instruments  2,695,429 518,089
4,997,386
Software 17.5%
Atlassian, Class A (1) 1,260,748 493,482
Bill.com Holdings (1) 1,446,200 386,063
Canva, Acquisition Date: 8/16/21, Cost $28,686 (1)(3)(4) 16,833 28,686
Coupa Software (1) 995,646 218,226
Crowdstrike Holdings, Class A (1) 489,749 120,371
Datadog, Class A (1) 1,613,063 228,006
DocuSign (1) 2,122,871 546,491
Fortinet (1) 2,032,582 593,595
Intuit  3,763,892 2,030,657
Microsoft  30,434,975 8,580,228
Paycom Software (1) 208,174 103,202
salesforce.com (1) 1,041,328 282,429
ServiceNow (1) 3,850,949 2,396,330
Synopsys (1) 3,032,667 908,011
Zoom Video Communications, Class A (1) 2,815,501 736,254
17,652,031
Technology Hardware, Storage & Peripherals 4.6%
Apple  33,010,987 4,671,055
4,671,055
Total Information Technology 39,692,017
MATERIALS 0.3%
Chemicals 0.3%
Linde  848,708 248,994
Sherwin-Williams  182,492 51,048
Total Materials 300,042
Total Common Stocks (Cost $42,841,481) 99,615,594

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS 0.3%
Rivian, 0.00%, 7/23/26, Acquisition Date: 7/23/21,
Cost $293,853 (1)(3)(4) 293,853,385 293,853
Total Convertible Bonds (Cost $293,853) 293,853
CONVERTIBLE PREFERRED STOCKS 0.6%
CONSUMER DISCRETIONARY 0.4%
Automobiles 0.4%
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $225,639 (1)(3)(4) 6,123,173 434,929
Total Consumer Discretionary 434,929
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(3)(4) 175,270 38,639
Databricks, Series H, Acquisition Date: 8/31/21, Cost $93,418 (1)
(3)(4) 423,756 93,418
Gusto, Series E, Acquisition Date: 7/13/21, Cost $46,366 (1)(3)(4) 1,525,418 46,366
Total Information Technology 178,423
Total Convertible Preferred Stocks (Cost $396,510) 613,352
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.05% (2)(6) 119,567,135 119,567
Total Short-Term Investments (Cost $119,567) 119,567

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.07% (2)(6) 675,709 6,757
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,757
Total Securities Lending Collateral (Cost $6,757) 6,757
Total Investments in Securities 99.8%
(Cost $43,658,168) $ 100,649,123
Other Assets Less Liabilities 0.2% 203,177
Net Assets 100.0% $ 100,852,300
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,036,663 and represents 1.0% of net assets.
(5) All or a portion of this security is on loan at September 30, 2021.
(6) Seven-day yield
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Carvana  $ 2,792 $ 15,446 $ —
T. Rowe Price Government Reserve Fund, 0.05% — — 77
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ 2,792 # $ 15,446 $ 77 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Carvana  $ * $ 1,042,642 $ 33,749 $ 1,309,100
T. Rowe Price Government
Reserve Fund, 0.05% 345,440 ¤ ¤ 119,567
T. Rowe Price Short-Term Fund,
0.07% 317,930 ¤ ¤ 6,757
Total $ 1,435,424 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $77 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,394,792.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Blue Chip Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Blue Chip Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Blue Chip Growth Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Blue Chip Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2021, totaled $154,957,000 for the period ended September 30, 2021.
F93-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 98,352,032 $ 1,134,104 $ 129,458 $ 99,615,594
Convertible Bonds — — 293,853 293,853
Convertible Preferred Stocks — — 613,352 613,352
Short-Term Investments 119,567 — — 119,567
Securities Lending Collateral 6,757 — — 6,757
Total $ 98,478,356 $ 1,134,104 $ 1,036,663 $ 100,649,123
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 162,657 $ (61,885) $ 28,686 $ 129,458
Convertible Bonds — — 293,853 293,853
Convertible Preferred Stocks — 216,842 396,510 613,352
Total $ 162,657 $ 154,957 $ 719,049 $ 1,036,663